Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Basis of Presentation and Principles of Consolidation
(A) Basis of Presentation and Principles of Consolidation
The Company’s fiscal year ends on March 31, and its fiscal quarters end on June 30, September 30, and December 31.
The accompanying audited consolidated financial statements and notes thereto have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Any references in these notes to applicable accounting guidance are meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The consolidated financial statements include the accounts of RSL and the subsidiaries in which it has a controlling financial interest, most often through a majority voting interest. All intercompany balances and transactions have been eliminated in consolidation.
For consolidated entities where the Company owns or is exposed to less than 100% of the economics, the Company records net loss attributable to noncontrolling interests in its consolidated statements of operations equal to the percentage of common stock ownership interest retained in the respective operations by the noncontrolling parties. The Company presents noncontrolling interests as a component of shareholders’ equity on its consolidated balance sheets.
The Company accounts for changes in its ownership interest in its subsidiaries while control is retained as equity transactions. The carrying amount of the noncontrolling interest is adjusted to reflect the change in RSL’s ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized within shareholders’ equity attributable to RSL.

Use of Estimates
(B) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to assets, liabilities, costs, expenses, contingent liabilities, share-based compensation and research and development costs. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
Additionally, the Company assessed the impact that the
COVID-19
pandemic has had on its operations and financial results as of March 31, 2022 and through the issuance of these consolidated financial statements. The Company’s analysis was informed by the facts and circumstances as they were known to the Company. This assessment considered the impact
COVID-19
may have on financial estimates and assumptions that affect the reported amounts of assets and liabilities and expenses.

Concentrations
(C) Concentrations
Financial instruments that potentially subject the Company to concentration of credit risk include cash and cash equivalents. The Company maintains cash deposits and cash equivalents in highly-rated, federally-insured financial institutions in excess of federally insured limits. The Company has established guidelines relative to diversification and maturities to maintain safety and liquidity. The Company has not experienced any credit losses related to these financial instruments and does not believe that it is exposed to any significant credit risk related to these instruments.
T
he Company has long-lived assets in different geographic locations. As of March 31, 2022 and 2021, a majority of the Company’s long-lived assets were located in the United States.

Cash, Cash Equivalents, and Restricted Cash
(D) Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents include cash deposits in banks and all highly liquid investments that are readily convertible to cash. The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.
Restricted cash classified as a current asset consists of legally restricted non-interest
bearing deposit accounts relating to the Company’s corporate credit card programs. Restricted cash classified as a long-term asset consists of restricted deposit accounts related to irrevocable standby letters of credit. As of March 31, 2021, restricted cash classified as a current asset included $
75.0
 million held in escrow for the purpose of fulfilling certain indemnification obligations. The full escrow amount of $
75.0
 million was disbursed to the Company in June 2021.
Cash as reported in the accompanying consolidated statements of cash flows includes the aggregate amounts of cash, cash equivalents, and restricted cash as presented on the accompanying consolidated balance sheets as follows (in thousands):

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$2,060,400	$2,055,044
Restricted cash	13,634	86,632

Cash, cash equivalents and restricted cash	$2,074,034	$2,141,676

Contingencies
(E) Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company continually assesses any litigation or other claims it may confront to determine if an unfavorable outcome would lead to a probable loss or reasonably possible loss which could be estimated. The Company accrues for all contingencies at the earliest date at which the Company deems it probable that a liability has been incurred and the amount of such liability can be reasonably estimated. If the estimate of a probable loss is a range and no amount within the range is more likely than another, the Company accrues the minimum of the range. In the cases where the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation, including an estimable range, if possible.

Property and Equipment
(F) Property and Equipment
Property and equipment, consisting primarily of computers, laboratory and other equipment, furniture and fixtures, software, and leasehold improvements, is recorded at cost, less accumulated depreciation. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Depreciation of property and equipment is recorded using the straight-line method over the estimated useful lives of the related assets once the asset has been placed in service. Leasehold improvements are amortized using the straight-line method over the estimated useful life or remaining lease term, whichever is shorter. The following table provides the range of estimated useful lives used for each asset type:

Property and Equipment	Estimated Useful Life
Computers	3 years
Laboratory and other equipment	5 - 10 years
Furniture and fixtures	7 years
Software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
The Company reviews the recoverability of all long-lived assets, including the related useful lives, whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset might not be recoverable. Recoverability is measured by comparison of the book values of the assets to the future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets.

Investments
(G
)
Investments
Investments in equity securities may be accounted for using (i) the fair value option if elected, (ii) fair value through earnings if fair value is readily determinable or (iii) for equity investments without readily determinable fair values, the measurement alternative to measure at cost adjusted for any impairment and observable price changes, as applicable. The election to use the measurement alternative is made for each eligible investment.
The Company has elected the fair value option to account for certain investments over which the Company has significant influence. The Company believes the fair value option best reflects the underlying economics of the investment. See Note 4, “Investments.”

Research and Development Expenses
(H) Research and Development Expenses
Research and development (“R&D”) costs are expensed as incurred. Preclinical and clinical study costs are accrued over the service periods specified in the contracts and adjusted as necessary based upon an ongoing review of the level of effort and costs actually incurred. R&D costs primarily consist of costs associated with preclinical studies and clinical trials, including amounts paid to contract research organizations, contract manufacturing organizations, and other third parties that conduct R&D activities on behalf of the Company, as well as employee-related expenses, such as salaries, share-based compensation, and benefits, for employees engaged in R&D activities.

Acquired In-Process Research and Development Expenses
(I) Acquired
In-Process
Research and Development Expenses
For the year ended March 31, 2022, the Company began reporting acquired in-process
research and development (“IPR&D”) expense as a separate line item in its consolidated statements of operations. Acquired IPR&D expenses include consideration for the purchase of IPR&D through asset acquisitions and license agreements as well as payments made in connection with asset acquisitions and license agreements upon the achievement of development milestones. These expenses were previously recorded in “Research and development” on the consolidated statements of operations. Prior periods have been revised to conform to the current period presentation.
The Company evaluates
in-licensed
agreements for
in-process
research and development projects (“IPR&D”) to determine if it meets the definition of a business and thus should be accounted for as a business combination. If the in-licensed
agreement for IPR&D does not meet the definition of a business and the assets have not reached technological feasibility and therefore have no alternative future use, the Company expenses payments made under such license agreements as acquired in-process
research and development expense in its consolidated statements of operations. Payments for milestones achieved and payments for a product license prior to regulatory approval of the product are expensed in the period incurred. Milestone payments made in connection with regulatory approvals are capitalized and amortized to cost of revenue over the remaining useful life of the asset.

General and Administrative Expenses
(J) General and Administrative Expenses
General and administrative (“G&A”) expenses consist primarily of employee-related expenses for G&A personnel, including those responsible for the identification and acquisition or in-license
of new drug candidates as well as for overseeing Vant operations and facilitating the use of the Company’s platform and technologies at Vants. G&A expenses also consist of legal and accounting fees, consulting services and other operating costs relating to corporate matters and daily operations. G&A expenses include costs incurred relating to the identification, acquisition or in-license
and technology transfer of promising drug candidates along with costs incurred relating to the integration of new technologies.

Leases
(K) Leases
The Company determines if an arrangement includes a lease at the inception of the agreement. For each of the Company’s lease arrangements, the Company records a right-of-use
asset representing the Company’s right to use an underlying asset for the lease term and a lease liability representing the Company’s obligation to make lease payments. Operating lease right-of-use
assets and operating lease liabilities are recognized at the lease commencement date based on the estimated present value of fixed lease payments over the expected lease term. If the interest rate implicit in the Company’s leases is not readily determinable, in determining the weighted-average discount rate used to calculate the net present value of lease payments, the Company utilizes an estimate of its incremental borrowing rate. The Company’s incremental borrowing rates are determined based on the term of the lease, the economic environment of the lease, and the effect of collateralization. Lease expense for the Company’s operating leases is recognized on a straight-line basis over the lease term and variable lease costs are expensed as incurred.
The Company elected the practical expedient not to apply the recognition and measurement requirements to short-term leases, which is any lease with a term of one year or less as of the lease commencement date. Leases may require the Company to pay additional amounts for taxes, insurance, maintenance, and other expenses, which are generally referred to as non-lease
components. The Company has elected the practical expedient to combine lease and non-lease
components. If a lease includes options to extend the lease term, the Company does not assume the option will be exercised in its initial lease term assessment unless there is reasonable certainty that the Company will renew based on an assessment of economic factors present as of the lease commencement date.

Income Taxes
(L) Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when, after consideration of all positive and negative evidence, it is not more likely than not that the Company’s deferred tax assets will be realizable. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of its net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances.

Share-Based Compensation
(M) Share-Based Compensation
Share-based awards to employees, directors, and consultants, including stock options, restricted stock units, performance options and capped value appreciation rights, are measured at fair value on the date of the grant and that fair value is recognized as share-based compensation expense in the Company’s consolidated statements of operations over the requisite service period of the respective award. The estimated fair value of awards that contain performance conditions is expensed when the Company concludes that it is probable that the performance condition will be achieved. The Company may grant awards with graded-vesting features. When such awards have only service vesting requirements, the Company elected to record share-based compensation expense on a straight-line basis. If awards with graded-vesting features contain performance or market conditions, then the Company records share-based compensation expense using the accelerated attribution method.
The Company measures the fair value of its stock options that only have service vesting requirements or performance-based options without market conditions using the Black-Scholes option pricing model. For performance-based awards with market conditions, the Company determines the fair value of the awards as of the grant date using a Monte Carlo simulation model. When determining the grant-date fair value of stock-based awards, management further considers whether an adjustment is required to the observable market price or volatility of the Company’s common stock that is used in the valuation as a result of material non-public
information, if that information is expected to result in a material increase in share price.
Certain assumptions need to be made with respect to utilizing the Black-Scholes option pricing model, including the expected life of the award, volatility of the underlying shares, the risk-free interest rate and the fair value of the Company’s shares of common stock. Since the Company has limited option exercise history, it has generally elected to estimate the expected life of an award based upon the “simplified method” with the continued use of this method extended until such time the Company has sufficient exercise history. The risk-free interest rate is based on the rates paid on securities issued by the U.S. Treasury with a term approximating the expected life of the equity award. The expected share price volatility for the Company’s common shares is estimated by taking the average historical price volatility for industry peers. The Company accounts for pre-vesting
award forfeitures when they occur.
One of the inputs to the Black-Scholes option pricing model is the fair value of the Company’s common shares. Prior to the closing of its business combination with MAAC, as a privately held company, the Company estimated the fair value of the shares of common stock underlying its share-based awards on each grant date. Given the absence of a public trading market, and in accordance with the American Institute of Certified Public Accountants’ Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, the Company exercised reasonable judgment and considered numerous objective and subjective factors to determine its best estimate of the fair value of its common shares. The estimation of the fair value of the common shares considered factors including the following: the prices of the Company’s common shares sold to investors in arm’s length transactions; the estimated present value of the Company’s future cash flows; the Company’s business, financial condition and results of operations; the Company’s forecasted operating performance; the illiquid nature of the Company’s common shares; industry information such as market size and growth; market capitalization of comparable companies and the estimated value of transactions such companies have engaged in; and macroeconomic conditions.
The Company applies a similar methodology to estimate the fair value of the shares of common stock underlying share-based awards issued by its privately held Vants. Following the closing of the Company’s business combination with MAAC, RSL’s common shares became publicly traded and the Company began determining the fair value of each common share underlying share-based awards based on the closing price of its common shares as reported by Nasdaq on the date of grant. Therefore, it will not be necessary to determine the fair value of the new stock-based award pursuant to the methodology described above.

Fair Value Measurements
(N) Fair Value Measurements
The Company utilizes fair value measurement guidance prescribed by accounting standards to value its financial instruments. The guidance establishes a fair value hierarchy for financial instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. Fair value is defined as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the reporting date. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a three-tier fair value hierarchy that distinguishes among the following:

•	Level 1-Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•
Level
2-Valuations
are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3-Valuations are based on inputs that are unobservable (supported by little or no market activity) and significant to the overall fair value measurement.
To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company’s financial instruments include shares of common stock of Arbutus Biopharma Corporation (“Arbutus”); shares of common stock of Sio Gene Therapies Inc. (“Sio”); shares of common stock of Heracles Parent, L.L.C., the parent entity of Datavant (as defined and discussed in Note 4, “Investments”); liability instruments issued, including the Roivant Warrants and
Earn-Out
Shares (each as defined in Note 3, “Business Combination with MAAC”) liabilities issued in connection with the Company’s business combination with MAAC (as discussed in Note 3, “Business Combination with MAAC”); the deferred consideration liability; its investments in other entities; cash and cash equivalents consisting of money market funds; accounts payable; and long-term debt.
The shares of Arbutus and Sio common stock and investments in common stock with a readily determinable fair value are classified as Level 1, and their fair value is determined based upon quoted market prices in an active market. In October 2021, shares of Arbutus’ Series A participating convertible preferred shares (“Arbutus Preferred Shares”) held by the Company were converted into shares of common stock of Arbutus pursuant to mandatory conversion provisions. Prior to conversion, the Arbutus Preferred Shares held by the Company were classified as Level 2 as the fair value of such preferred shares was determined based upon the quoted market price of Arbutus common stock into which such preferred shares were convertible. The shares of common stock of Heracles Parent, L.L.C., the parent entity of Datavant (as defined and discussed in Note 4, “Investments”), and liability instruments issued, excluding the Public Warrants (as defined and discussed in Note 3, “Business Combination with MAAC”), are classified as Level 3 within the fair value hierarchy as the assumptions and estimates used in the valuations are unobservable in the market. The Public Warrants are publicly traded and therefore are classified as Level 1 as the Public Warrants have a readily determinable fair value. Cash, accounts payable, and the deferred consideration liability are stated at their respective historical carrying amounts, which approximate fair value due to their short-term nature. The deferred consideration liability was based on a fixed monetary amount, and payment was based solely on the passage of time. The deferred consideration liability was settled in November 2021 by payment of $50.0 million in cash as well as the issuance of 6,348,057 of the Company’s
c
ommon
s
hares. Money market funds are included in Level 1 of the fair value hierarchy and are valued at the closing price reported by an actively traded exchange. The carrying value of long-term debt issued by Dermavant Sciences Ltd. (together with its wholly owned subsidiaries, “Dermavant”), which is stated at amortized cost, approximates fair value based on current interest rates for similar types of borrowings and therefore is included in Level 2 of the fair value hierarchy. Long-term debt issued by Dermavant for which the fair value option has been elected is included in Level 3 of the fair value hierarchy as the assumptions and estimates used in the valuation are unobservable in the market.

Foreign Currency
(O) Foreign Currency
Assets and liabilities of foreign operations are translated using exchange rates in effect at the balance sheet date and their results of operations are translated using average exchange rates for the year. Certain transactions of the Company and its subsidiaries are denominated in currencies other than their functional currency. Adjustments resulting from the translation of the financial statements of the Company’s foreign functional currency subsidiaries into U.S. dollars are excluded from the determination of net loss and are accumulated in a separate component of shareholders’ equity. Foreign exchange transaction gains and losses are included in “Other expense, net” in the Company’s statements of operations.

Revenue Recognition
(P) Revenue Recognition
The Company recognizes revenue when its customer
obtains
control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for its arrangements, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the Company satisfies a performance obligation.
The Company applies significant judgment when evaluating whether contractual obligations represent distinct performance obligations, allocating transaction price to performance obligations within a contract, determining when performance obligations have been met, assessing the recognition and future reversal of variable consideration, and determining and applying appropriate methods of measuring progress for performance obligations satisfied over time. These judgments are discussed in more detail below.

•
Licenses of intellectual property:
If the licenses to intellectual property are determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable,
upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are not distinct from other promises, the Company applies judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable,
upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the related revenue recognition accordingly.

•
Milestone payments:
At the inception of each arrangement that includes research, development or regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative standalone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company re-evaluates
the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price on a cumulative catch-up
basis in earnings in the period of the adjustment.

•	Royalties and commercial milestone payments: For arrangements that include sales-based royalties, including commercial milestone payments based on a pre-specified level of sales, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Achievement of these royalties and commercial milestones may solely depend upon performance of the licensee.

Revenue is also generated by certain technology-focused Vants from subscription and service-based fees recognized for the use of certain technology developed by these Vants. Subscription revenue is recognized ratably over the contract period.
Trade Receivables, Net
The Company monitors the financial performance and creditworthiness of its customers so that it can properly assess and respond to changes in customer credit profiles. The Company reserves against trade receivables for estimated losses that may arise from a customer’s inability to pay, and any amounts determined to be uncollectible are written off against the reserve when it is probable that the receivable will not be collected. The reserve amount for estimated losses was de minimis as of March 31, 2022 and 2021. Trade receivables, net is included in “Other current assets” on the accompanying consolidated balance sheets.

Warrant Liabilities
(Q) Warrant Liabilities
The Company classifies the Roivant Warrants as liabilities. At the end of each reporting period, changes in fair value during the period are recognized within the consolidated statements of operations. The Company will continue to adjust the carrying value of the liability associated with the Roivant Warrants for changes in the fair value until the earlier of a) the exercise or expiration of the Roivant Warrants or b) the redemption of the Roivant Warrants. Issuance costs incurred that were attributable to the Roivant Warrants were expensed as incurred.

Recently Adopted Accounting Pronouncements
(R) Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
No. 2020-06”).
ASU
No. 2020-06
simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. ASU
No. 2020-06
also removes certain settlement conditions that are required for equity contracts to qualify for the derivatives scope exception, which will permit more equity contracts to qualify for it. Either a modified retrospective transition method or a fully retrospective transition method is permissible for the adoption of this standard. ASU
No. 2020-06
is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The early-adoption of ASU
No. 2020-06
on April 1, 2021 did not have a material impact on the Company’s consolidated financial statements.